Revenues (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Revenues

(€’000)	For the year ended December 31,
	2020	2019	2018
Out-licensing revenue	—	—	2 399
C-CathEZ sales	5	6	—
Other revenue	—	—	716

Total	5	6	3 115